Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	Starboard Resources, Inc.
Entity Central Index Key	0001554970
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 2,318,595	$ 1,036,859	$ 1,778,733
Trade receivable	1,274,582	1,200,316	1,364,874
Joint interest receivable	4,823	55,721	50,875
Deferred tax assets	182,526	181,709	0
Prepaid expenses	141,703	51,071	36,144
Total current assets	3,922,229	2,525,676	3,230,626
Oil and natural gas properties and other equipment
Oil and natural gas properties, successful efforts method, net of accumulated depletion	69,772,655	64,553,872	58,554,524
Other property and equipment, net of depreciation	160,156	184,522	133,146
Total oil and natural gas properties and other equipment, net	69,932,811	64,738,394	58,687,670
Other assets
Goodwill	959,681	959,681	959,681
Other	820,046	792,241	373,660
Total other assets	1,779,727	1,751,922	1,333,341
Total assets	75,634,767	69,015,992	63,251,637
Current liabilities
Accounts payable and accrued liabilities	3,969,218	3,113,938	3,216,243
Joint interest revenues payable	658,934	557,832	637,246
Current derivative liabilities	54,432	104,939	0
Current maturities of notes payable	18,768	17,997	14,875
Current asset retirement obligations	401,014	434,909	447,287
Put option	0	0	18,400,000
Total current liabilities	5,102,366	4,229,615	22,715,651
Long-term liabilities
Derivative liabilities	2,116	54,430	0
Notes payable	10,077,857	4,007,534	18,598
Deferred tax liabilities	15,265,791	15,454,217	0
Asset retirement obligations	1,924,206	1,837,090	1,884,578
Total long-term liabilities	27,269,970	21,353,271	1,903,176
Stockholders' equity
Preferred stock, $.001 par value, authorized 10,000,000 shares; none issued and outstanding	0	0	0
Common stock, $.001 par value, authorized 150,000,000 shares; 12,362,336, 12,362,336, and 11,655,000 shares issued at June 30, 2013, December 31, 2012, and 2011, respectively	12,362	12,362	11,655
Paid-in capital in excess of par	53,846,705	53,247,305	33,948,912
Retained earnings (deficit)	(10,596,636)	(9,826,561)	4,672,243
Total stockholders' equity	43,262,431	43,433,106	38,632,810
Total liabilities and stockholders' equity	$ 75,634,767	$ 69,015,992	$ 63,251,637

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Authorized	10,000,000	10,000,000	10,000,000
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Issued	12,362,336	12,362,336	11,655,000

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Oil, natural gas, and related product sales	$ 6,191,662	$ 7,144,591	$ 12,954,381	$ 4,898,438
Expenses
Depreciation and depletion	2,613,191	2,527,988	4,583,680	1,644,823
Lease operating	1,798,141	1,371,010	2,897,214	1,603,184
General and administrative	1,586,812	881,977	2,470,345	608,338
Professional fees	327,258	227,069	575,858	545,216
Production taxes	152,883	159,264	279,037	206,303
Management fees	0	0	0	138,439
Performance fees	0	0	0	109,945
Exploration	39,363	23,110	50,444	72,924
Total expenses	6,517,648	5,190,418	10,856,578	4,929,172
Operating income (loss)	(325,986)	1,954,173	2,097,803	(30,734)
Other income (expense)
Interest income	0	165	165	613,930
Income from equity investment in ImPetro Resources, LLC	0	0	0	(307,154)
Gain from ImPetro Resources, LLC business combination acquired in stages	0	0	0	6,979,873
Put option expense	0	0	0	(3,700,000)
Interest expense	(371,921)	(100,618)	(370,198)	(15,522)
Going public delay expense	(364,290)	(364,464)	(728,580)	(101,192)
Income (loss) from derivative contracts	102,821	0	(159,369)	(57,053)
Total other income (expense)	(633,390)	(464,917)	(1,257,982)	3,412,882
Income (loss) before income taxes	(959,376)	1,489,256	839,821	3,382,148
Income tax expense:
Current income taxes	0	0	66,117	0
Deferred income taxes	(189,301)	15,428,873	15,272,508	0
Total income tax expense	(189,301)	15,428,873	15,338,625	0
Net income (loss)	$ (770,075)	$ (13,939,617)	$ (14,498,804)	$ 3,382,148
Net income (loss) per basic and diluted common share	$ (0.06)	$ (1.2)	$ (1.21)	$ 0.36
Weighted average basic and diluted common shares outstanding	12,362,336	11,655,000	11,971,948	9,436,614

CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Paid-In Capital in Excess of Par	Retained Earnings (Deficit)	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 6,031	$ 8,693,719	$ 1,290,095	$ 9,989,845
Beginning Balance, Shares at Dec. 31, 2010	6,030,854
Issuance of member units in ASYM Energy Fund III prior to roll up, Shares	1,519,146
Issuance of member units in ASYM Energy Fund III prior to roll up, Amount	1,519	1,288,481		1,290,000
Issuance of common stock, net of $450,000 in placement costs, Shares	535,000
Issuance of common stock, net of $450,000 in placement costs, Amount	535	4,899,465		4,900,000
Distribution of assets and liabilities not included in rollup transaction		(1,929,183)		(1,929,183)
Common stock issued for acquisition of ImPetro Resources, LLC, Shares	3,570,000
Common stock issued for acquisition of ImPetro Resources, LLC, Amount	3,570	35,696,430		35,700,000
Put option		(14,700,000)		(14,700,000)
Stock based compensation				0
Net income (loss)			3,382,148	3,382,148
Ending Balance, Amount at Dec. 31, 2011	11,655	33,948,912	4,672,243	38,632,810
Ending Balance, Shares at Dec. 31, 2011	11,655,000
Distribution of assets and liabilities not included in rollup transaction				0
Waiver of put option in exchange for common shares, Shares	707,336
Waiver of put option in exchange for common shares, Amount	707	18,399,293		18,400,000
Stock based compensation		899,100		899,100
Net income (loss)			(14,498,804)	(14,498,804)
Ending Balance, Amount at Dec. 31, 2012	12,362	53,247,305	(9,826,561)	43,433,106
Ending Balance, Shares at Dec. 31, 2012	12,362,336
Distribution of assets and liabilities not included in rollup transaction				0
Stock based compensation		599,400		599,400
Net income (loss)			(770,075)	(770,075)
Ending Balance, Amount at Jun. 30, 2013	$ 12,362	$ 53,846,705	$ (10,596,636)	$ 43,262,431
Ending Balance, Shares at Jun. 30, 2013	12,362,336

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (770,075)	$ (13,939,617)	$ (14,498,804)	$ 3,382,148
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and depletion	2,613,191	2,527,988	4,583,680	1,644,823
Deferred income taxes	(189,301)	15,428,873	15,272,508	0
Stock-based compensation	599,400	299,700	899,100	0
Bad debt expense	0	0	0	4,107
Accretion of discount on note receivable, related party	0	0	0	(348,379)
Income from equity investment in ImPetro Resources, LLC	0	0	0	307,154
Gain from ImPetro Resources, LLC business combination acquired in stages	0	0	0	(6,979,873)
Put option expense	0	0	0	3,700,000
Accretion of asset retirement obligation	79,413	82,413	273,564	13,833
Going public delay expense	364,290	364,464	728,580	101,192
Income (loss) from derivative contracts	(102,821)	0	159,369	57,053
Accretion of debt issuance costs	161,098	6,750	27,691	0
Increase (decrease) in cash attributable to changes in operating assets and liabilities:
Trade receivable	(74,266)	352,774	164,558	(856,234)
Joint interest receivable	50,898	48,242	(4,846)	116,245
Note and interest receivable	0	0	0	389,879
Prepaid management fee	0	0	0	186,400
Prepaid expenses and other assets	(96,643)	(94,541)	(14,927)	(106,993)
Accounts payable and accrued liabilities	(501,315)	(1,598,390)	(1,502,872)	1,393,348
Joint interest revenues payable	101,102	(29,138)	(79,414)	(128,504)
Related party payable	0	0	0	(286,118)
Net cash provided by operating activities	2,234,971	3,449,518	6,008,187	2,590,081
Cash flows from investing activities
Development of oil and natural gas properties	(6,823,835)	(3,273,638)	(9,476,806)	(5,675,211)
Acquisition of oil and natural gas properties	0	(700,000)	(700,000)	0
Acquisition of ImPetro Resources, LLC, net of cash acquired	0	0	0	(293,567)
Acquisition of other property and equipment	(42)	(2,840)	(23,257)	(20,637)
Oil and natural gas abandonment costs	(17,618)	(18,441)	(100,704)	(201,206)
Bonds and deposits	0	24,811	1,624	0
Net cash used in investing activities	(6,841,495)	(3,970,108)	(10,299,143)	(6,190,621)
Cash flows from financing activities
Starboard common stock issued, net of placement costs	0	0	0	4,900,000
ASYM Energy Fund III member units issued	0	0	0	1,290,000
Proceeds from notes payable, net of debt issuance costs	5,977,868	789,050	4,565,753	0
Distribution of cash from roll-up transaction	0	0	0	(1,788,628)
Deferred offering costs	(80,702)	(154,621)	(179,011)	0
Repayments of notes payable	(8,906)	(7,249)	(837,660)	(8,262)
Net cash provided by financing activities	5,888,260	627,180	3,549,082	4,393,110
Net increase (decrease) in cash	1,281,736	106,590	(741,874)	792,570
Cash, beginning of period	1,036,859	1,778,733	1,778,733	986,163
Cash, end of period	2,318,595	1,885,323	1,036,859	1,778,733
Supplemental disclosure of cash flow information
Cash paid during the period for interest	128,178	1,373	68,943	1,383
Supplemental disclosure of non-cash investing transactions
Payables related to oil and natural gas capitalized expenditures	992,305	660,772	1,420,816	863,467
Capitalized asset retirement cost	(16,546)	10,587	(232,726)	33,393
Net assets and liabilities acquired from ImPetro Resources, LLC in a business combination acquired in stages	0	0	0	46,356,676
Common stock issued for settlement of put option	0	0	18,400,000	0
Notes payable issued for purchase of equipment	0	0	109,718	0
Common stock issued for acquisition of ImPetro Resources LLC	0	0	0	35,700,000
Reclassification of equity to current liabilities in recognition of put option	0	0	0	14,700,000
Distribution of assets and liabilities not included in the Roll-up transaction	$ 0	$ 0	$ 0	$ 140,555

1. NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. NATURE OF OPERATIONS

Starboard Resources LLC was formed in Delaware on June 2, 2011 as a limited liability company to acquire, own, operate, produce, and develop oil and natural gas properties primarily in Texas and Oklahoma. On June 28, 2012, Starboard converted from a Delaware limited liability company to a Delaware C-Corporation and is now known as Starboard Resources, Inc. (“Starboard”). The membership units of Starboard Resources LLC were exchanged on a 1:1 basis for common shares of Starboard.

Starboard was capitalized on June 13, 2011 (the “Roll-up Date”) through the execution of a Securities Purchase and Exchange Agreement (the “Exchange Agreement”) between Longview Marquis Master Fund, L.P. (“Longview”), Summerview Marquis Fund, L.P. (“Summerview”), LMIF Investments, LLC (“LMIF”), SMF Investments, LLC (“SMF”), Summerline Capital Partners, LLC (“Summerline”), Giddings Oil and Gas LP (“Giddings”) and Giddings Investments LLC (“Giddings Investments”), which combined Giddings, Hunton Oil Partners LP (“Hunton”), ASYM Energy Fund III LP (“ASYM III”) and ImPetro Resources, LLC (“ImPetro”), including its wholly owned subsidiary, ImPetro Operating, LLC (“Operating”) (collectively the “Company”), in a roll-up transaction.

The Exchange Agreement required Giddings, Hunton and ASYM III to exchange substantially all of their assets and liabilities for 7,550,000 common shares of Starboard and required Starboard to perform a private placement of common shares at a price of at least $10.00 per share and receive net proceeds of at least $5,350,000 before placement costs. Through the private placement, Starboard issued 535,000 common shares at $10 per share, or $4,900,000 net of capital placement costs of $450,000, in June 2011. Additionally, as of the Roll-up Date, Giddings, Hunton and ASYM III (collectively the “Common Controlled Entities”) were deemed to be under common control through ASYM Energy Investments, LLC, which served as the management company for the Common Controlled Entities.

The Exchange Agreement also required ImPetro and Operating to exchange all of its member units for 3,570,000 common shares of Starboard and $1,150,000 of cash, which was distributed directly to the members of ImPetro. Additionally, Longview, Summerview and Giddings agreed to the cancellation of working interest participation rights and $11,000,000 in principal notes, of which $4,500,000 was held by Giddings as of the Roll-up Date.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are presented in accordance with Accounting Standard Codification (“ASC”) 805, Business Combinations, which requires that entities under common control be reflected at their historical cost. Accordingly, the accompanying consolidated financial statements reflect the historical combined results of the Common Controlled Entities prior to the Roll-up Date.

Additionally, the accompanying consolidated financial statements as of June 30, 2013 and for the six months ended June 30, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements and with the instructions to Form 10-Q, and reflect, in the opinion of management, all adjustments, which are of a normal and recurring nature, necessary for a fair presentation of the results for such periods. Operating results for the six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

These consolidated financial statements were approved by management and available for issuance on May 10, 2013. Subsequent events have been evaluated through this date.

Principles of Consolidation

Since the Roll-up Date, the accompanying consolidated financial statements include the accounts of Starboard and its wholly owned subsidiaries, ImPetro and Operating. Prior to the Roll-up Date, the accompanying consolidated financial statements reflected the historical combined results of the Common Controlled Entities. All intercompany transactions and balances have been eliminated in consolidation.

Fair Value Measurements

The Company has adopted and follows ASC 820, Fair Value Measurements and Disclosures, for measurement and disclosures about fair value of its financial instruments. ASC 820 establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by ASC 820 are:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date. The carrying amounts of the Company’s financial assets and liabilities, such as cash, trade receivable, joint interest receivable, joint interest revenues payable, accounts payable and accrued liabilities and related party payable, approximate their fair values because of the short maturity of these instruments.

Cash

The Company considers all highly-liquid debt instruments with original maturities of three months or less to be cash equivalents. As of June 30, 2013 (unaudited) and December 31, 2012 and 2011, the Company did not hold any cash equivalents.

The Company maintains its cash balances in financial institutions which are insured by the Federal Deposit Insurance Corporation (“FDIC”).  The cash accounts maintain FDIC coverage of up to $250,000 per institution.  Non-interest bearing accounts were fully covered subject to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Act”) for the years ended December 31, 2012 and 2011.  This provision of the Act expired on December 31, 2012. As of June 30, 2013 and December 31, 2011, the Company had approximately $2,069,000 (unaudited) and $785,000 in excess of its FDIC coverage respectively.  As of December 31, 2012 the Company had no amounts in excess of FDIC coverage.

Trade Receivable and Joint Interest Receivable

Trade receivable is comprised of accrued natural gas and crude oil sales and joint interest receivable is comprised of amounts owed to the Company from joint interest owners for their proportionate share of expenses.  Generally, operators of natural gas and crude oil properties have the right to offset joint interest receivables with revenue payables.  Accordingly, any joint interest owner that has a joint interest receivable and joint interest revenue payable as of June 30, 2013 and December 31, 2012 and 2011 are shown at net in the accompanying consolidated balance sheets.

The Company performs ongoing credit evaluations of its customers’ and extends credit to virtually all of its customers. Credit losses to date have not been significant and have been within management’s expectations.  In the event of complete non-performance by the Company’s customers and joint interest owners, the maximum exposure to the Company is the outstanding trade and joint interest receivable balance at the date of non-performance. For the six months ended June 30, 2013 and 2012 (unaudited) and the year ended December 31, 2012, the Company had no bad debt expense. For the year ended December 31, 2011, the Company’s bad debt expense approximated $4,000.

Derivative Activities

The Company utilized oil and natural gas derivative contracts to mitigate it’s exposure to commodity price risk associated with its future oil and natural gas production. These derivative contracts have historically consisted of options, in the form of price floors or collars. The Company’s derivative financial instruments are recorded on the consolidated balance sheets as either an asset or a liability measured at fair value. The Company does not apply hedge accounting to its oil and natural gas derivative contracts and accordingly the changes in the fair value of these instruments are recognized in the statement of operations in the period of change.

The Company’s derivative instruments are issued to manage the price risk attributable to our expected natural gas and oil production. While there is risk that the financial benefit of rising natural gas and oil prices may not be captured, Company management believes the benefits of stable and predictable cash flow are more important. Among these benefits are more efficient utilization of existing personnel and planning for future staff additions, the flexibility to enter into long-term projects requiring substantial committed capital, smoother and more efficient execution of our ongoing development drilling and production enhancement programs, more consistent returns on invested capital and better access to bank and other capital markets. Every unsettled derivative instrument is recorded on the accompanying consolidated balance sheets as either an asset or a liability measured at its fair value. Changes in a derivative’s fair value are recognized in earnings unless specific hedge accounting criteria are met. Cash flows from natural gas and oil derivative contract settlements are reflected in operating activities in the accompanying consolidated statements of cash flows.

Realized and unrealized gains and losses on derivatives are accounted for using the mark-to-market accounting method. The Company recognizes all unrealized and realized gains and losses related to these contracts in each period in gain (loss) from derivative contracts in the accompanying consolidated statements of operations.

Oil and Gas Natural Gas Properties

The Company uses the successful efforts method of accounting for oil and natural gas producing activities, as further defined under ASC 932, Extractive Activities - Oil and Natural Gas. Under these provisions, costs to acquire mineral interests in oil and natural gas properties, to drill exploratory wells that find proved reserves, and to drill and equip development wells are capitalized.

Exploratory drilling costs are capitalized when incurred pending the determination of whether a well has found proved reserves. A determination of whether a well has found proved reserves is made shortly after drilling is completed. The determination is based on a process that relies on interpretations of available geologic, geophysic, and engineering data. If a well is determined to be successful, the capitalized drilling costs will be reclassified as part of the cost of the well. Capitalized costs of producing oil and natural gas interests are depleted on a unit-of-production basis.

If a well is determined to be unsuccessful, the capitalized drilling costs will be charged to expense in the period the determination is made. If a determination can not be made as to whether the reserves that have been found can be classified as proved, the cost of drilling the exploratory well is not carried as an asset for more than one year following completion of drilling. If, after that year has passed, a determination that proved reserves exist cannot be made, the well is assumed to be impaired and its costs are charged to expense. Its cost can, however, continue to be capitalized if a sufficient quantity of reserves is discovered in the well to justify its completion as a producing well and the entity is making sufficient progress assessing the reserves and the economic and operating viability of the project.

Additionally, the Company assesses the impairment of capitalized costs of its proved oil and natural gas properties and other equipment when circumstances indicate that the carrying value may not be recoverable. The Company determines if impairment has occurred through either adverse changes or as a result of their annual petroleum engineering review. When it is determined that the estimated future net cash flows of an asset will not be sufficient to recover its carrying amount, an impairment loss must be recorded to reduce the carrying amount to its estimated fair value. For the six months ended June 30, 2013 and 2012 (unaudited) and the years ended December 31, 2012 and 2011, the Company did not have an impairment charge.

Other Property and Equipment

Other property and equipment, which includes field equipment, vehicles, and office equipment, is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets. Vehicles and office equipment are generally depreciated over a useful life of five years and field equipment is generally depreciated over a useful life of twenty years.

Equity Investment

The Company previously held a 40% interest in ImPetro through the Roll-up Date. Prior to the Roll-up Date, the equity investment in ImPetro was carried at cost and was adjusted for the Company’s proportionate share of their undistributed earnings or losses through the Roll-up Date. On the Roll-up Date, the Company acquired the remaining 60% of ImPetro and has consolidated its results subsequent to the Roll-up Date. Additionally, the Company followed the provisions of ASC 805-10, Business Combinations, which requires the Company to record a gain or loss in the accompanying consolidated statement of operations for the year ended December 31, 2011 as a result of remeasuring its prior equity interest at fair-value in a business combination acquired in stages. As such, the Company recorded a gain of approximately $6,980,000 during the year ended December 31, 2011.

Goodwill

Goodwill was generated as part of the ImPetro acquisition during the year ended December 31, 2011 and represents the excess of the purchase price over the estimated fair value of the net assets acquired in the step acquisition of a business. Goodwill is not amortized; rather, it is tested for impairment annually and when events or changes in circumstances indicate that fair value of a reporting unit with goodwill has been reduced below carrying value. The impairment test requires allocating goodwill and other assets and liabilities to reporting units. However, the Company only has one reporting unit. To assess impairment, the Company has the option to qualitatively assess if it is more likely than not that the fair value of the reporting unit is less than the book value. Absent a qualitative assessment, or, through the qualitative assessment, if the Company determines it is more likely than not that the fair value of the reporting unit is less than the book value, a quantitative assessment is prepared to calculate the fair market value of the reporting unit. If it is determined that the fair value of the reporting unit is less than the book value, the recorded goodwill is impaired to its implied fair value with a charge to operating expenses.

Deferred Offering Costs

The Company complies with the requirements of the SEC Staff Accounting Bulletin (SAB) Topic 5A ‘‘Expenses of Offering’’. Deferred offering costs consist principally of accounting, legal and other fees incurred through the consolidated balance sheet dates that are related to the proposed initial public offering and that will be charged to stockholders’ equity upon the receipt of the offering proceeds or charged to expense if the offering is not completed. For the six months ended June 30, 2013 and 2012 and the year ended December 31, 2012, the Company incurred deferred offering costs of approximately $81,000 (unaudited), $155,000 (unaudited), and $294,000, respectively, relating to expenses connected with the offering. The deferred offering costs are included in other assets in the consolidated balance sheets. Additionally, these costs are reviewed periodically by management for indications of impairment. For the six months ended June 30, 2013 and 2012 (unaudited) and the year ended December 31, 2012, the Company did not have an impairment charge.

Asset Retirement Obligations

The Company follows the provisions of ASC 410-20, Asset Retirement Obligations. ASC 410-20 requires entities to record the fair value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. When the liability is initially recorded, the entity capitalizes a cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depleted as part of the oil and natural gas property. Upon settlement of the liability, an entity either settles the obligation for its recorded amount or incurs a gain or loss upon settlement. The Company’s asset retirement obligations relate to the plugging, dismantlement, removal, site reclamation and similar activities of its oil and natural gas properties.

Asset retirement obligations are estimated at the present value of expected future net cash flows and are discounted using the Company’s credit adjusted risk free rate. The Company uses unobservable inputs in the estimation of asset retirement obligations that include, but are not limited to, costs of labor, costs of materials, profits on costs of labor and materials, the effect of inflation on estimated costs, and the discount rate. Accordingly, asset retirement obligations are considered a Level 3 measurement under ASC 820. Additionally, because of the subjectivity of assumptions and the relatively long lives of the Company’s wells, the costs to ultimately retire the Company’s wells may vary significantly from prior estimates.

Put Option Liability

On the Roll-up Date, the Company entered into the Exchange Agreement which contained a contingent put option provision which allows the Put Option Holders to sell their shares to the Company, at their discretion, if the Company failed to register its shares with the SEC within six months of the closing the Exchange Agreement. On December 13, 2011, the six month period expired and the put option liability was recorded as an $18,400,000 current liability. At December 31, 2011, the put option is presented as a current liability in the accompanying consolidated balance sheet. This contingent put option provision is removed upon the completion of a successful registration with the SEC. Additionally, when the Exchange Agreement was executed, the equity interest held by the Put Option Holders was $14,700,000 (1,470,000 common shares); however, the put option feature requires payment of $18,400,000 if exercised by the Put Option Holders, at a redemption value of $12.52 per share. This beneficial option feature has been recorded as a $3,700,000 put option expense within the accompanying consolidated statement of operations for the year ended December 31, 2011.

Effective July 20, 2012, the Put Option Holders agreed to waive the put option provision in exchange for an additional 707,336 common shares of Starboard.

Revenue Recognition and Natural Gas Imbalances

The Company utilizes the accrual method of accounting for natural gas and crude oil revenues, whereby revenues are recognized based on the Company’s net revenue interest in the wells. The Company will also enter into physical contract sale agreements through its normal operations.

Gas imbalances are accounted for using the sales method. Under this method, revenues are recognized based on actual volumes of oil and gas sold to purchasers. However, the Company has no history of significant gas imbalances.

Lease Operating Expenses

Lease operating expenses represent, pumpers’ salaries, saltwater disposal, ad valorem taxes, repairs and maintenance, expensed workovers and other operating expenses. Lease operating expenses are expensed as incurred.

Sales-Based Taxes

The Company incurs severance tax on the sale of its production which is generated in Texas and Oklahoma. These taxes are reported on a gross basis and are included in production taxes within the accompanying consolidated statements of operations. Sales-based taxes for the six months ended June 30, 2013 and 2012 and for the years ended December 31, 2012 and 2011 were approximately $153,000 (unaudited), $159,000 (unaudited), $279,000, and $206,000, respectively.

Income Taxes

The Company was a limited liability company until June 28, 2012. As such, income or loss of the Company prior to June 28, 2012, in general, was allocated to the members for inclusion in their income tax return. Accordingly, the Company has not provided for federal income taxes prior to June 28, 2012. The pro forma financial information at the bottom of consolidated statements of operations illustrates the Company’s pro forma income (loss), tax expense and net income (loss) per share by period had the Company been taxed as a C-corporation and the Company’s roll-up transaction occurred effective prior to the periods presented.

The Company complies with GAAP which requires an asset and liability approach to financial reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred income tax assets to the amount expected to be realized.

The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that reduces ending retained earnings. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of June 30, 2013 (unaudited), December 31, 2012 and 2011. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. The Company incurred filing related penalties of approximately $7,000 for the year ended December 31, 2012. No interest expense or penalties have been recognized as of June 30, 2013 and 2012 and for the six month period then ended (unaudited) and as of December 31, 2011 and for the year then ended.

The Company files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions. Generally, the Company is subject to income tax examinations by major taxing authorities since the commencement of operations.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Stock-Based Compensation and Equity Incentive Plans

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation. The standard requires the measurement and recognition of compensation expense in the Company’s consolidated statements of operations for all share-based payment awards made to the Company’s employees, directors and consultants including employee stock options, non-vested equity stock and equity stock units, and employee stock purchase grants. Stock-based compensation expense is measured at the grant date, based on the estimated fair value of the award, reduced by an estimate of the annualized rate of expected forfeitures, and is recognized as an expense over the employees’ expected requisite service period, generally using the straight-line method. In addition, ASC 718 requires the benefits of tax deductions in excess of recognized compensation expense to be reported as a financing cash flow, rather than as an operating cash flow as prescribed under previous accounting rules.

The Company’s forfeiture rate represents the historical rate at which the Company’s stock-based awards were surrendered prior to vesting. ASC 718 requires forfeitures to be estimated at the time of grant and revised on a cumulative basis, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

During the six months ended June 30, 2013 and the year ended December 31, 2012, the Company incurred a stock based compensation expense of approximately $599,000 (unaudited) and $899,000, respectively and is included in the accompanying consolidated statement of operations in general and administrative expenses.

Net Income (loss) Per Common Share

Basic net income (loss) per common share is computed by dividing the net income (loss) attributable to stockholders by the weighted average number of common shares outstanding during the period. Diluted net income per common share is calculated in the same manner, but also considers the impact to net income (loss) and common shares for the potential dilution from stock options, non-vested share appreciation rights and non-vested restricted shares. For the six month period ended June 30, 2013 and 2012 (unaudited) and for the year ended December 31, 2012, there were 349,650 potentially dilutive non-vested restricted shares. The potentially dilutive shares at June 30, 2013 and 2012 (unaudited) and December 31, 2012 are considered antidilutive and thus result in the basic net loss per common share equaling the diluted net loss per common share. For the year ended December 31, 2011, there were no potentially dilutive shares.

Additionally, net income (loss) per common share includes the shares held by the Put Option Holders (1,470,000 common shares) for the six month period ended June 30, 2012 (unaudited) and for the year ended December 31, 2011.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company’s estimates of oil and natural gas reserves are, by necessity, projections based on geologic and engineering data, and there are uncertainties inherent in the interpretation of such data as well as the projection of future rates of production and the timing of development expenditures. Reserve engineering is a subjective process of estimating underground accumulations of natural gas and oil that are difficult to measure. The accuracy of any reserve estimate is a function of the quality of available data, engineering and geological interpretation and judgment. Estimates of economically recoverable natural gas and oil reserves and future net cash flows necessarily depend upon a number of variable factors and assumptions, such as historical production from the area compared with production from other producing areas, the assumed effect of regulations by governmental agencies, and assumptions governing future natural gas and oil prices, future operating costs, severance taxes, development costs and workover costs, all of which may in fact vary considerably from actual results. The future drilling costs associated with reserves assigned to proved undeveloped locations may ultimately increase to the extent that these reserves are later determined to be uneconomic. For these reasons, estimates of the economically recoverable quantities of expected natural gas and oil attributable to any particular group of properties, classifications of such reserves based on risk of recovery, and estimates of the future net cash flows may vary substantially. Any significant variance in the assumptions could materially affect the estimated quantity of the reserves, which could affect the carrying value of the Company’s oil and natural gas properties and/or the rate of depletion related to the oil and natural gas properties.

Recent Accounting Pronouncements

The Company qualifies as an “emerging growth company” pursuant to the provisions of the JOBS Act. Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. However, the Company has chosen to “opt out” of this extended transition period, and as a result, the Company will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-“emerging growth companies”. The Company’s decision to opt out of the extended transition period is irrevocable.

3. FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
3. FAIR VALUE MEASUREMENTS

As of June 30, 2013 (unaudited) and December 31, 2012 and 2011, the Company had no assets which were measured at fair value.

The following tables present information about the Company’s liabilities measured at fair value as of June 30, 2013 (unaudited) and December 31, 2012 and 2011:

	Level 1	Level 2	Level 3	Balance as of June 30 , 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Liabilities (at fair value):

Asset retirement obligations	$	$	$2,325,220	$2,325,220
Derivative liabilities (oil collar)		56,548		56,548

Total liabilities (at fair value)	$	$56,548	$2,325,220	$2,381,768

	Level 1	Level 2		Level 3	Balance as of December 31, 2012
Liabilities (at fair value):

Asset retirement obligations	$	$		$2,271,999	$2,271,999
Derivative liabilities (oil collar)			159,369		159,369

Total liabilities (at fair value)	$		$159,369	$2,271,999	$2,431,368

	Level 1	Level 2	Level 3	Balance as of December 31, 2011
Liabilities (at fair value):

Asset retirement obligations	$	$	$2,331,865	$2,331,865

4. ACQUISITION OF IMPETRO RESOURCES LLC	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
4. ACQUISITION OF IMPETRO RESOURCES LLC

On the Roll-up Date, the Company acquired 100% of the member units of ImPetro by issuing 3,570,000 common shares and cash consideration of $1,150,000 in exchange for all of ImPetro’s outstanding member units and cancelation of certain notes payable. Through this acquisition, the Company acquired ImPetro’s various oil and natural gas working interests ranging from 15%-100%, net revenue interests ranging from 8%-79% and royalty interests ranging from 1%-4% in Atascosa, Bastrop, Brazos, Burleson, Fayette, Frio, Gonzales and Lee Counties in the southern region of Texas. Additionally, the Company acquired field equipment, vehicles, office equipment, permits, and assumed various assets and liabilities as part of the purchase.

The consideration exchanged for assets was derived using the asset approach to calculate the asset’s, and related liabilities, fair-value shortly before the Roll-up Date and was completed to provide a return to the investors of the Company. Goodwill of approximately $960,000 was recognized as a result of this roll-up transaction and is calculated as the excess of the consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. It specifically includes the expected synergies and other benefits the Company believes will result from the Company’s operational experience. The following table presents a summary of the fair value of assets acquired and liabilities assumed at the Roll-up Date in accordance with ASC 805-10, Business Combinations:

Fair value of assets acquired and liabilities assumed
Cash	$856,433
Trade receivable	326,361
Joint interest receivable	167,120
Prepaid expenses	76,455
Proved oil and natural gas properties	50,836,948
Field equipment, vehicles, and office equipment	132,659
Other	368,738
Goodwill	959,681
Accounts payable and accrued liabilities	(692,298)
Joint interest revenue payable	(765,750)
Notes payable	(41,735)
Asset retirement obligations	(2,399,568)
Total fair value of assets acquired and liabilities assumed, net	$49,825,044

Consideration transferred and fair value adjustment
Fair value of common stock issued (4)	$35,700,000
Cash payment to ImPetro members	1,150,000
Carrying value of ImPetro equity interest, note receivable, and related interest (5)	5,995,171
Fair value adjustment in a business combination acquired in stages (6)	6,979,873
Total consideration transferred and fair value adjustment	$49,825,044

(4)	3,570,000 common shares were issued at $10.00 per unit. The fair value of the shares were determined based on a private offering of shares at $10.00 per share on the Roll-up Date.

(5)	Prior to acquiring 100% of the member units of ImPetro, the Company held a 40% interest in ImPetro which was carried at cost and was adjusted for the Company’s proportionate share of their undistributed earnings or losses through the Roll-up Date. Additionally, the Company held a note receivable with related interest receivable which was forgiven in the acquisition.

(6)	The Company followed the provisions of ASC 805-10, Business Combinations, which requires the Company to record a gain or loss in the consolidated statement of operations as a result of remeasuring its prior equity interest at fair-value in a business combination acquired in stages.

Pro Forma Acquisition Information (unaudited)

Had the Company’s acquisition of ImPetro occurred effective January 1, 2011, the combined pro forma revenues and net income (loss) for the years ended December 31, 2011 would have been as follows:

	Year Ended December 31, 2011
	As Reported	ImPetro	Pro Forma Adjustment			Total

Total revenues	$4,898,438	$1,983,065	$			$6,881,503
Total expenses	4,929,172	2,071,253				7,000,425
Other income (expense)	3,412,882	(1,392,021)		(2,247,050)	(7)	(226,189)
Net income (loss)	3,382,148	(1,480,209)		(2,247,050)		(345,111)

Basic and diluted loss per common share						(0.03)

These unaudited consolidated pro forma financial statements are provided for illustrative purposes and do not purport to represent what the Company's results would have been if such transactions had occurred on the above mentioned date. These statements were prepared based on GAAP. The use of estimates is required and actual results could differ from the estimates used. The Company believes the assumptions used provide a reasonable basis for presenting the significant effects directly attributable to the Company’s acquisition of ImPetro.

(7)	To eliminate income from the Company’s equity investment in ImPetro, the gain from the ImPetro business combination acquired in stages, the effects of historical debt that is converted to equity at the Roll-up Date, the put option liability, and the going public delay expenses.

5. ROLL- UP TRANSACTION	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
5. ROLL- UP TRANSACTION

Starboard was formed on June 2, 2011, for the sole purpose of facilitating a roll-up transaction amongst the Common Controlled Entities and ImPetro. The roll-up transaction was subject to the Exchange Agreement, which required Giddings, Hunton and ASYM III to exchange substantially all of their assets and liabilities for 7,550,000 common shares of Starboard and required Starboard to perform a private placement of common stock at a price of at least $10.00 per share and receive net proceeds of at least $5,350,000 before placement costs. Through the private placement, Starboard issued 535,000 common shares at $10 per share, or $4,900,000 net of capital placement costs of $450,000, in June 2011. The Exchange Agreement also required ImPetro to exchange all of its member units for 3,570,000 common shares of Starboard and $1,150,000 of cash, which was distributed directly to the members of ImPetro. Additionally, Longview, Summerview and Giddings agreed to the cancellation of $11,000,000 in principal notes and working interest participation rights held by ImPetro.

Pro Forma Information (unaudited)

Had the Company’s roll-up transaction occurred on January 1, 2011, the combined pro forma revenue and net income (loss) for the year ended December 31, 2011 would have been as follows:

	Year Ended December 31, 2011
	As Reported	ImPetro	Pro Forma Adjustment			Total

Total revenues	$4,898,438	$1,983,065	$			$6,881,503
Total expenses	4,929,172	2,071,253		(248,384)	(8)	6,752,041
Other income (expense)	3,412,882	(1,392,021)		(2,247,050)	(9)	(226,189)
Net income (loss)	3,382,148	(1,480,209)		(1,998,666)		(96,727)

Basic and diluted loss per common share						(0.01)

These unaudited consolidated pro forma financial statements are provided for illustrative purposes and do not purport to represent what the Company's results would have been if such transactions had occurred on the above mentioned date. These statements were prepared based on GAAP. The use of estimates is required and actual results could differ from the estimates used. The Company believes the assumptions used provide a reasonable basis for presenting the significant effects directly attributable to the Company’s roll-up transaction.

(8)	To eliminate the management and performance fees charged by the Common Controlled Entities.

(9)	To eliminate income from the Company’s equity investment in ImPetro, the gain from the ImPetro business combination acquired in stages, the effects of historical debt that is converted to equity at the Roll-up Date, the put option liability, and the going public delay expenses.

6. OIL AND NATURAL GAS PROPERTIES AND OTHER EQUIPMENT	6 Months Ended
Jun. 30, 2013
Extractive Industries [Abstract]
6. OIL AND NATURAL GAS PROPERTIES AND OTHER EQUIPMENT

The following table presents a summary of the Company’s oil and natural gas properties at June 30, 2013 (unaudited) and December 31, 2012 and 2011:

	June 30,	December 31,
	2013	2012	2011
Oil and natural gas properties	(unaudited)

Proved-developed producing properties	$65,972,788	$60,972,994	$53,430,437
Proved-developed non producing properties	1,316,064	1,060,181	1,045,532
Proved-undeveloped properties	8,344,572	7,720,179	5,868,704
Unproved properties	3,385,144	1,529,913	508,352
Less: Accumulated depletion	(9,245,913)	(6,729,395)	(2,298,501)
Total oil and natural gas properties, net of accumulated depletion	$69,772,655	$64,553,872	$58,554,524

The following table presents a summary of the Company’s other equipment at June 30, 2013 (unaudited) and December 31, 2012 and 2011:

	June 30,	December 31,
	2013	2012	2011
Other equipment	(unaudited)

Field equipment	$7,031	$7,031	$7,031
Vehicles	179,179	179,179	113,938
Office equipment	41,429	41,387	32,494
Less: Accumulated depreciation	(67,483)	(43,075)	(20,317)
Total other equipment, net of accumulated deprecation	$160,156	$184,522	$133,146

7. EQUITY INVESTMENT IN IMPETRO RESOURCES LLC	6 Months Ended
Jun. 30, 2013
Equity Method Investments and Joint Ventures [Abstract]
7. EQUITY INVESTMENT IN IMPETRO RESOURCES LLC

The Company previously held a 40% interest in ImPetro through the Roll-up Date. Prior to the Roll-up Date, the equity investment in ImPetro was carried at cost and was adjusted for the Company’s proportionate share of their undistributed earnings or losses through the Roll-up Date. On the Roll-up Date, the Company acquired the remaining 60% of ImPetro and has consolidated its results subsequent to the Roll-up Date. Additionally, the Company followed the provisions of ASC 805-10, Business Combinations, as described more fully in Note 4 of the consolidated notes to financial statements, which requires the Company to record a gain or loss in the accompanying consolidated statements of operations as a result of remeasuring its prior equity interest at fair-value in a business combination acquired in stages. As such, the Company recorded a gain of approximately $6,980,000 during the year ended December 31, 2011. On the Roll-up Date, the carrying value of the equity investment, note receivable and the related interest receivable were removed upon consolidation of ImPetro, which approximated $5,995,000 in the aggregate.

8. NOTE RECEIVABLE FROM IMPETRO RESOURCES LLC	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
8. NOTE RECEIVABLE FROM IMPETRO RESOURCES LLC

On March 4, 2010, ImPetro issued a $4,500,000 principal note to Giddings. The note had at an 18% interest rate, a maturity date of December 31, 2012, and was collateralized by virtually all of ImPetro’s assets. Additionally, Giddings was assigned a 40% membership interest in ImPetro. At the date of issuance, the fair value of the equity investment was bifurcated from the fair value of the note receivable, as required under GAAP, with $2,800,000 being assigned to the equity investment and $1,700,000 to the note receivable. The $2,800,000 has been recorded as discount to the note receivable and was being amortized using the effective interest method to interest income in the accompanying consolidated statements of operations through the Roll-up Date, at which time the Company acquired the remaining 60% of ImPetro. On the Roll-up Date, the carrying value of the equity investment, note receivable and the related interest receivable were removed upon consolidation of ImPetro, which approximated $5,995,000 in the aggregate. Interest income from the note receivable for the year ended December 31, 2011 was approximately $613,000.

9. ASSET RETIREMENT OBLIGATIONS	6 Months Ended
Jun. 30, 2013
Asset Retirement Obligation Disclosure [Abstract]
9. ASSET RETIREMENT OBLIGATIONS

The Company has recognized the fair value of its asset retirement obligations related to the future costs of plugging, abandonment, and remediation of oil and natural gas producing properties. The present value of the estimated asset retirement obligations has been capitalized as part of the carrying amount of the related oil and natural gas properties. The liability has been accreted to its present value as of the end of each period. At June 30, 2013 (unaudited) and December 31, 2012 and 2011, the Company evaluated 122 (unaudited), 122 and 128 wells, respectively, and has determined a range of abandonment dates between January 2013 and September 2059. The following table represents a reconciliation of the asset retirement obligations for the six months ended June 30, 2013 (unaudited) and for the years ended December 31, 2012 and 2011:

	Six Month Period Ended June 30,	Year Ended December 31,
	2013	2012	2011
	(unaudited)

Asset retirement obligations, beginning of period	$2,271,999	$2,331,865	$86,277
Additions to asset retirement obligation	21,615	44,305	2,432,961
Liabilities settled during the period	(47,807)	(100,704)	(201,206)
Accretion of discount	79,413	273,564	13,833
Revision of estimate		(277,031)
Asset retirement obligations, end of period	$2,325,220	$2,271,999	$2,331,865

For the year ended December 31, 2011, approximately $2,400,000 of the additions to the asset retirement obligation are the result of the assumed asset retirement obligations from the ImPetro acquisition.

10. PUT OPTION LIABILITY AND GOING PUBLIC DELAY FEE	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
10. PUT OPTION LIABILITY AND GOING PUBLIC DELAY FEE

On the Roll-up Date, the Company entered into the Exchange Agreement which contained a contingent put option provision which allows the Put Option Holders to sell their common shares to the Company, at their discretion, if the Company failed to register its shares with the SEC within six months of the closing the Exchange Agreement.  On December 13, 2011, the six month period expired and the put option liability was recorded as an $18,400,000 current liability.  At December 31, 2011, the put option is presented as a current liability in the accompanying consolidated balance sheet. This contingent put option provision is removed upon the completion of a successful registration with the SEC.  Additionally, when the Exchange Agreement was executed, the equity interest held by the Put Option Holders was $14,700,000; however, the put option feature requires payment of $18,400,000 if exercised by the Put Option Holders, at a redemption value of $12.52 per share.  This beneficial option feature has been recorded as a $3,700,000 put option expense within the accompanying consolidated statement of operations for the year ended December 31, 2011.

Additionally, if the Company, for any reason, does not go public on or before that date that is one hundred fifty days after the Roll-up Date (the “Going Public Delay Date”), the Company shall pay to each applicable stockholder an aggregate amount equal to the product of (i) such stockholder’s allocation percentage multiplied by (ii) $60,715 (the “Going Public Delay Fee”) on the last business day of each calendar month, for each such calendar month following the Going Public Delay Date through and including the date of going public (the “Going Public Delay Period”). For any partial calendar months during the Going Public Delay Period, the Going Public Delay Fee shall be pro-rated appropriately. For the six months ended June 30, 2013 and 2012 and for the years ended December 31, 2012 and 2011, the Company has incurred a penalty of approximately $364,000 (unaudited), $364,000 (unaudited), $729,000 and $101,000, respectively, which is currently included in accrued liabilities on the accompanying consolidated balance sheets.

Effective July 20, 2012, the Put Option Holders agreed to waive the put option provision in exchange for an additional 707,336 common shares.

11. NOTES PAYABLE	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
11. NOTES PAYABLE

Vehicle Notes

On February 16, 2010, ImPetro purchased two vehicles and financed the vehicles with an auto financing company over a period of 48 months at a 4.84% and 7.5% interest rate. The Company assumed these notes when the Company acquired ImPetro on the Roll-up Date. The notes are collateralized by the vehicles. The total monthly payments, including interest, approximate $1,400. As of December 31, 2011, the Company owed approximately $33,000 on these notes, of which approximately $15,000 is considered a current liability.

During August and September 2012, the Company purchased four new vehicles and financed the vehicles with an auto financing company over a period of 66 to 72 months at interest rates ranging from 3.00% to 9.84%. As part of the purchase the Company traded in the two vehicles financed on February 16, 2010 and two additional vehicles. The total monthly payments, including interest, approximate $1,800. As of June 30, 2013, the Company owed approximately $97,000 (unaudited) on these notes, of which approximately $19,000 (unaudited) is considered a current liability as of June 30, 2013. As of December 31, 2012, the Company owed approximately $106,000 on these notes, of which approximately $18,000 is considered a current liability.

Credit Agreement

On July 26, 2012, the Company entered into a credit agreement (“Credit Agreement”) with a financial institution to borrow up to $5,000,000 at a current rate of 3.75% annum. The Credit Agreement was obtained to fund the development of the Company’s oil and natural gas properties. In November 2012, the borrowing based was increased to $7,000,000 while maintaining the same interest rate. At June 30, 2013 and December 31, 2012, the Company had $10,000,000 (unaudited) and $3,920,000, respectively, in borrowings outstanding under the Credit Agreement.

The Credit Agreement currently provides for a borrowing base of $10,000,000, which is re-determined semi-annually on or prior to May 15 and November 15 and upon requested special redeterminations. Additionally, the borrowing base may be adjusted at the financial institutions discretion which is based in part upon external factors over which the Company has no control. If the re-determined borrowing base were to be less than outstanding borrowings under the Credit Agreement, the Company would be required to repay the deficit. The Company incurs a commitment fee of 0.5% on the unused portion of the credit facility or if less, the borrowing base. The Credit Agreement matures at July 26, 2015.

Loans under the Credit Agreement bear interest at the greater of: (1) the prime rate, the annual rate of interest announced by JPMorgan as its “prime rate” (3.25% at June 30, 2013), plus the applicable margin of 0.5% or (2) the floor rate of 3.75%.

The Credit Agreement is collateralized by the oil and natural gas properties and contains several restrictive covenants including, among others: (1) a requirement to maintain a current ratio, of not less than 1.0 to 1.0; (2) a maximum permitted ratio of debt to adjusted EBITDAX of not more than 4.0 to 1.0; (3) a maximum permitted ratio of adjusted EBITDAX to interest expense of not more than 3.0 to 1.0; and (4) a prohibition against incurring debt, subject to permitted exceptions. As of December 31, 2012, the Company was in compliance with all such covenants.

Future aggregate required principal payments, as of December 31, 2012 are as follows:

Year ending December 31,
2013	$18,000
2014	19,000
2015	3,940,000
2016	20,000
2017	21,000
Thereafter	8,000
Total future principal payments	$4,026,000

12. STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
12. STOCKHOLDERS' EQUITY

Conversion to C-Corporation

On June 28, 2012, the Company converted from a Delaware limited liability company to a Delaware C-Corporation. The membership units outstanding as of June 28, 2012 were converted to common shares at a 1:1 ratio. The conversion to a C-Corporation has been retroactively applied throughout the consolidated financial statements.

Prior to June 28, 2012, at the end of each fiscal year of the Company, the net profits or losses were allocated to the capital accounts of the members based on the members’ ownership percentage of the Company, which is determined by taking the number of common shares held by the stockholder and dividing by the total issued and outstanding common shares (“Sharing Percentage”).

Preferred Shares

The Company is authorized to issue up to 10,000,000 preferred shares, par value $0.001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. No preferred shares were issued and outstanding as of June 30, 2013 (unaudited) and as of December 31, 2012 and 2011.

Common Shares

The Company has a single class of common shares that have the same rights, preferences, limitations, and qualifications. The Company is authorized to issue up to 150,000,000 shares, par value $0.001 per share, in the aggregate and from time to time may increase the number of shares authorized.

On the Roll-up Date, the Company issued 7,550,000 common shares of Starboard to the Commonly Controlled Entities in exchange for substantially all of their assets and liabilities, which is reflected retroactively in the accompanying consolidated statements of changes in stockholders’ equity. The common shares were retroactively considered issued based on the date that the Commonly Controlled Entities issued equity interests. Additionally, 3,570,000 common shares of Starboard were issued to ImPetro on the Roll-up Date in consideration of the ImPetro acquisition (see Note 4).

13. DERIVATIVE CONTRACTS, AT FAIR VALUE	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
13. DERIVATIVE CONTRACTS, AT FAIR VALUE

In the normal course of business, the Company utilizes derivative contracts in connection with its oil and natural gas operations.  Derivative contracts are subject to additional risks that can result in additional losses.  The Company’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risks of commodity price risk.  In addition to its primary underlying risks, the Company is also subject to additional counterparty risk due to inability of  its counterparties to meet the terms of their contracts.

Options

The Company is subject to commodity price risk in the normal course of pursuing its investment objectives.  The Company may enter into options to speculate on the price movements of the commodity underlying the option or for use as an economic hedge against oil and natural gas production.  Option contracts purchased give the Company the right, but not the obligation, to buy or sell within a limited time, a commodity at a contracted price that may also be settled in cash, based on differentials between specified indices or prices.

For some OTC options, the Company may be exposed to counterparty risk from the potential that a seller of an option contract does not sell or purchase the underlying asset as agreed under the terms of the option contract. The maximum risk of loss from counterparty risk to the Company is the fair value of the contracts and the premiums paid to purchase its open option contracts. In these instances, the Company considers the credit risk of the intermediary counterparty to its option transactions in evaluating potential credit risk.

Collar Contracts

A collar is an option strategy that limits the range of possible positive or negative returns on an underlying commodity to a specific range based on the strike prices of the underlying commodities. The Company’s collar contracts are comprised of a purchased put option (the “Floor”) and a written call option (the “Ceiling”) on crude oil commodities. The current fair value of the collar contracts as of June 30, 2013 (unaudited) and as of December 31, 2012 are included in the derivative liabilities in the accompanying consolidated balance sheet.

Underlying Exposure

At June 30, 2013 (unaudited) and December 31, 2012, the Company’s derivative activities were composed of 1 outstanding collar contract that hedged oil prices from October 2012 to July 2014. The volumes and the related floor and celling prices for the collars, categorized by the primary underlying risk, are as follows:

Primary underlying risk

Commodity price	Volume (Bbl)	Floor	Ceiling
Collars
Crude oil
Jan – Dec 2013	37,320	$73.00	$99.00
Jan – July 2014	14,280	$73.00	$99.00

The Company did not hold any derivative contracts at December 31, 2011.

Impact of Derivatives on the Consolidated Balance Sheets and Consolidated Statement of Operations

The following tables identify the fair value amounts of derivative instruments included in the accompanying consolidated balance sheets as derivative contracts, categorized by primary underlying risk.  Balances are presented on a gross basis, prior to the application of the impact of counterparty and collateral netting.  The following tables also identify the net loss amounts included in the accompanying consolidated statements of operations as loss from derivative contracts.

	Six Months Ended June 30, 2013
	(unaudited)
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Collars (crude oil)	$	$56,548	$102,821	$

	Year Ended December 31, 2012
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Collars (crude oil)	$	$159,369	$(159,369)	$

	Year Ended December 31, 2011
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Put options	$	$	$	$(57,053)

For the six months ended June 30, 2012 (unaudited), the Company had no realized or unrealized gains or losses on derivative contracts.

14. STOCK BASED COMPENSATION AND CONDITIONAL PERFORMANCE AWARDS	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
14. STOCK BASED COMPENSATION AND CONDITIONAL PERFORMANCE AWARDS

On April 1, 2012, the Company entered into employment agreements (the “Employment Agreement”) which provided a restricted stock grant and a conditional performance award to key members of management.

The restricted stock grant of 349,650 shares had a grant date fair value of $10.00 per share and vests in full upon the earlier of an initial public offering (“IPO”) which includes the sale of shares to the public, a business combination whereas 50% or more of the voting power is transferred to the new owners, or March 1, 2015. During the six months ended June 30, 2013 and 2012 and for the year ended December 31, 2012, the Company incurred a stock-based compensation expense of approximately $599,000 (unaudited), $300,000 (unaudited), and $899,000, respectively, related to the restricted stock grant, which is included in the accompanying consolidated statements of operations in general and administrative expenses. As of June 30, 2013 and December 31, 2012, there was approximately $1,998,000 (unaudited) and $2,597,000, respectively, of unrecognized stock-based compensation expense related to the non-vested restricted stock grant. At June 30, 2013 and December 31, 2012, this unrecognized stock-based compensation is expected to be expensed on a straight-line basis over 20 (unaudited) and 26 months. As of June 30, 2013 (unaudited) and as of December 31, 2012, there have been no forfeitures associated with the restricted stock grant.

Additionally, the Employment Agreement provides for a conditional performance award where if an IPO occurs, the employee will receive: (1) a cash payment of 1% of the difference between the Company market capital and the book value at the time of the IPO, (2) common stock options to purchase 1.0% of the fully-diluted capital stock as of the IPO date and IPO price which will vest over a four year period and contain a cashless exercise, (3) common stock options to purchase 1.0% of the fully-diluted capital stock as of the 2nd anniversary of the IPO date at the closing price of the common stock on the 2nd anniversary date of the IPO and will vest six years after the grant and contain a cashless exercise.

15. INCOME TAXES	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
15. INCOME TAXES

On June 28, 2012, Starboard converted from a Delaware limited liability company to a Delaware C-Corporation. The conversion resulted in a change in the Company’s tax status from nontaxable to taxable for federal and state income tax purposes. Income (loss) from June 28, 2012 and forward is considered taxable. For the six months ended June 30, 2013 (unaudited) and for the year ended December 31, 2012, the Company estimated that its current and deferred tax provision was as follows:

	June 30, 2013	December 31, 2012
Current taxes:	(unaudited)
Federal	$	$
State			66,117
			66,117
Deferred taxes:
Federal	(205,339)		14,818,045
State	16,038		454,463
	(189,301)		15,272,508
Total current and deferred taxes	$(189,301)		$15,338,625

A reconciliation of income tax expense (benefit) computed by applying the U.S. federal statutory income tax rate and the reported effective tax rate on income for the six months ended June 30, 2013 (unaudited) and for the year ended December 31, 2012 are as follows:

	June 30, 2013	December 31, 2012
	(unaudited)

Income tax provision calculated using the federal statutory income tax rate (10)	$(326,186)	$(760,086)
State income taxes, net of federal income taxes (10)	(57,562)	(122,772)
Additional expense due to LLC to C-Corporation conversion (11)		15,496,018
Permanent differences and other	194,447	725,465
Total income tax expense (benefit)	$(189,301)	$15,338,625

(10)	Prior to June 28, 2012, the Company's tax liability flowed to the members of the Company.

(11)	Under ASC 740, Income Taxes, when an entity has a change in tax status from non-taxable to taxable, the entity is required to recognize deferred tax assets and liabilities associated with the initial temporary tax differences at the time of the change in tax status. The recognition of initial temporary differences is recorded in income from continuing operations.

Deferred income taxes arise from temporary differences in the recognition of certain items for income tax and financial reporting purposes. The approximate tax effects of significant temporary differences which comprise the deferred tax assets and liabilities at June 30, 2013 (unaudited) and December 31, 2012 are as follows:

	June 30, 2013	December 31, 2012
	(unaudited)
Deferred tax assets
Federal and state net operating loss carryforwards	$3,518,981	$1,608,834
Derivatives	20,257	57,186
Stock-based compensation	774,793	322,622
Asset retirement obligations	536,805	757,072
Total deferred tax assets	4,851,907	2,745,714

Deferred tax liabilities:
Oil and natural gas properties and other equipment	(19,590,901)	(17,673,862)
Goodwill	(343,784)	(344,360)
Total deferred tax liabilities	(19,934,685)	(18,018,222)
Total net deferred tax liability	$(15,082,778)	$(15,272,508)

At June 30, 2013 (unaudited), the Company has net operating losses as follows:

	Amount	Expiration
Net operating losses:
Federal	$10,624,044	Dec. 2032 to 2033
State	1,643,052	Dec. 2032 to 2033

At December 31, 2012, the Company has net operating losses as follows:

	Amount	Expiration
Net operating losses:
Federal	$4,857,181	December 2032
State

16. RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
16. RELATED PARTY TRANSACTIONS

Related Party Receivables and Payables

The Company borrowed cash and had operating expenses paid on their behalf by members of management and affiliates of management during the year ended December 31, 2011 at 0% interest for periods less than a year.  These transactions were incurred to provide the Company with positive cash flows throughout the year due to timing of revenues and expenses.  As of December 31, 2011 the Company did not owe any amounts to the related parties. During the year ended December 31, 2012, the Company did not borrow or owe any amounts to the related parties.

Related Party Note Payable

In May 2012, the Company issued a $909,090 promissory note due on May 1, 2013 to a significant stockholder of the Company. The note carried an interest rate of 10.0% per annum and was sold for approximately $789,000, net of debt issuance costs of approximately $11,000. The Company opted to repay the note and the related interest in July 2012, which allowed the Company to cancel the note for cash consideration of $800,000 or 88% of the face value. Interest expense from the note payable for the year ended December 31, 2012 was approximately $18,000.

Related Party Credit Agreement (unaudited)

On March 29, 2013, the Company entered a credit agreement with SOSventures, LLC providing for a term loan through February 16, 2016 in an amount up to $10,000,000 at a 17.00% interest rate through March 29, 2014 and 22.00% interest rate thereafter. The loan under this agreement will be secured by a second lien on the Company’s assets. The Company may not incur further indebtedness beyond this loan and the Credit Agreement without the consent of SOS Ventures, until such time as the SOS Ventures loan is fully repaid. As of June 30, 2013, the Company has not yet borrowed any funds under this credit agreement.

Transactions with Members of Management

During the year ended December 31, 2011, the Company rented drilling pipe from a company that is owned by members of Company management. For the year ended December 31, 2011, the Company incurred approximately $61,000 in costs capitalized into oil and natural gas properties. At December 31, 2011, the Company owed approximately $20,000 to this related party. The payable balance is presented as part of accounts payable and accrued liabilities on the accompanying consolidated balance sheets. Subsequent to December 31, 2011, the Company has not utilized this vendor.

Management Fees and Performance Reallocation

Through the Roll-up Date, the Common Controlled Entities incurred a management fee, calculated and payable annually in advance, equal to 2.00% of the greater of the total capital commitments or total capital contributions determined as of the beginning of each calendar quarter. The management fee was payable to the management company of the Common Controlled Entities. For the year ended December 31, 2011, the Common Controlled Entities incurred approximately $138,000 in management fees.

Through the Roll-up Date and subject to certain limitations, generally 20% of the interest income allocated to the Common Controlled Entities was reallocated to management of the Common Controlled Entities.

Related Party Participation Rights

The Company provides participation rights to certain related parties, which given these related parties the ability to be direct working interest owners in the Company’s drilling activities.

Related Party Overriding Royalty Interest Purchase

On January 20, 2012, the Company agreed to reacquire overriding royalty interests (“ORRI”) in oil and natural gas wells the Company currently operates, from a related party, for cash consideration of $700,000.

17. COMMITMENT AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
17. COMMITMENT AND CONTINGENCIES

Legal

From time-to-time, the Company may become subject to proceedings, lawsuits and other claims in the ordinary course of business including proceedings related to environmental and other matters. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. The Company is unaware of any claim or lawsuit as of December 31, 2011.

As of December 31, 2012, the Company was subject to litigation filed in Connecticut Superior Court in regards to 10,185,000 of the Company’s common shares. The only relief sought against the Company by the plaintiffs relate to the distribution of the Company’s shares. The Company agreed to a preliminary injunction directing the Company to not deliver common stock certificates to the defendants.

The Company is subject to various possible contingencies that arise primarily from interpretation of federal and state laws and regulations affecting the oil and natural gas industry. Such contingencies include differing interpretations as to the prices at which oil and natural gas sales may be made, the prices at which royalty owners may be paid for production from their leases, environmental issues and other matters. Although management believes that it has complied with the various laws and regulations, administrative rulings and interpretations thereof, adjustments could be required as new interpretations and regulations are issued. In addition, environmental matters are subject to regulation by various federal and state agencies.

Office Lease

The Company leases its primary office space under an operating lease which expires in 2015. Lease expense was approximately $90,000 (unaudited) for the six months ended June 30, 2013 and approximately $50,000 (unaudited) for the six months ended June 30, 2012. Lease expense was approximately $132,000 for the year ended December 31, 2012 and approximately $59,000 for the year ended December 31, 2011.

Aggregate future minimum annual rental payments in the years subsequent to December 31, 2012 are as follows:

Year ending December 31,
2013	$126,000
2014	101,000
2015	51,000
Total future minimum rental payments	$278,000

Employment Contracts

The Company has entered into employment contracts with its CEO, COO, and controller effective April 1, 2012 through March 2015 that provides for a minimum annual salary, restricted stock grants, and incentives based on the Company’s attainment of a business combination or initial public offering.

Aggregate future minimum commitments, excluding incentives and restricted stock grants, in the years subsequent to December 31, 2012 are as follows:

Year ending December 31,
2013	$453,000
2014	453,000
2015	113,000
Total future minimum employment contract payments	$1,019,000

18. RISK CONCENTRATIONS	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
18. RISK CONCENTRATIONS

For the six months ended June 30, 2013 (unaudited), revenues from the Company’s  93 producing wells ranged from approximately 0.01% to 10.57% of total revenues and for the year ended December 31, 2012, revenues from the Company’s 88 producing wells ranged from approximately 0.02% to 19.20% of total revenues.  These wells are all located in the southern region of Texas and central Oklahoma, with the Texas wells operated by the Company and the Oklahoma wells operated by one outside operator.

For the year ended December 31, 2012, the oil and natural gas produced by the Company is sold and marketed to six purchasers. Oil sales to two purchasers accounted for 100% of the oil sales, one purchaser accounted for approximately 96.2% and the other purchaser accounted for approximately 3.8%. Natural gas sales to two purchasers accounted for 98.3% of the natural gas sales, one purchaser accounted for approximately 63.8% and the other purchaser accounted for approximately 34.5%. Natural gas liquid sales to one purchaser accounted for 100% of the natural gas liquids sales. Accordingly, the Company’s entire trade receivable balance at December 31, 2012 was comprised of amounts due from its six purchasers.

19. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
19. SUBSEQUENT EVENTS

On June 27, 2013, the Company entered into a senior secured credit facility from Independent Bank, providing for a $100.0 million revolving credit facility, subject to scheduled or elective collateral borrowing base redeterminations based on our oil and natural gas reserves.  Effective July 2, 2013, the Company refinanced all outstanding amounts of the existing Credit Agreement into this credit facility. The credit facility matures on June 1, 2016.  The current borrowing base is $13.0 million. The outstanding borrowings bear interest at a rate that is currently based on the prime plus 0.0% with a 4.00% floor.  The Company also must pay an unused commitment fee of 0.5% per year on the undrawn amount of the borrowing base.

On July 25, 2013, the Company amended its credit agreement with SOSventures, LLC providing for a term loan through February 1, 2016 in an amount up to $10,000,000 at a 17.00% interest rate through May 29, 2014 and 22.00% interest rate thereafter.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Summary Of Significant Accounting Policies Policies
Basis of Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are presented in accordance with Accounting Standard Codification (“ASC”) 805, Business Combinations, which requires that entities under common control be reflected at their historical cost. Accordingly, the accompanying consolidated financial statements reflect the historical combined results of the Common Controlled Entities prior to the Roll-up Date.

Additionally, the accompanying consolidated financial statements as of June 30, 2013 and for the six months ended June 30, 2013 and 2012 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements and with the instructions to Form 10-Q, and reflect, in the opinion of management, all adjustments, which are of a normal and recurring nature, necessary for a fair presentation of the results for such periods. Operating results for the six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

These consolidated financial statements were approved by management and available for issuance on May 10, 2013. Subsequent events have been evaluated through this date.

Principles of Consolidation

Since the Roll-up Date, the accompanying consolidated financial statements include the accounts of Starboard and its wholly owned subsidiaries, ImPetro and Operating. Prior to the Roll-up Date, the accompanying consolidated financial statements reflected the historical combined results of the Common Controlled Entities. All intercompany transactions and balances have been eliminated in consolidation.

Fair Value Measurements

Fair Value Measurements

The Company has adopted and follows ASC 820, Fair Value Measurements and Disclosures, for measurement and disclosures about fair value of its financial instruments. ASC 820 establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by ASC 820 are:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date. The carrying amounts of the Company’s financial assets and liabilities, such as cash, trade receivable, joint interest receivable, joint interest revenues payable, accounts payable and accrued liabilities and related party payable, approximate their fair values because of the short maturity of these instruments.

Cash

The Company considers all highly-liquid debt instruments with original maturities of three months or less to be cash equivalents. As of June 30, 2013 (unaudited) and December 31, 2012 and 2011, the Company did not hold any cash equivalents.

The Company maintains its cash balances in financial institutions which are insured by the Federal Deposit Insurance Corporation (“FDIC”).  The cash accounts maintain FDIC coverage of up to $250,000 per institution.  Non-interest bearing accounts were fully covered subject to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Act”) for the years ended December 31, 2012 and 2011.  This provision of the Act expired on December 31, 2012. As of June 30, 2013 and December 31, 2011, the Company had approximately $2,069,000 (unaudited) and $785,000 in excess of its FDIC coverage respectively.  As of December 31, 2012 the Company had no amounts in excess of FDIC coverage.

Trade Receivable and Joint Interest Receivable

Trade receivable is comprised of accrued natural gas and crude oil sales and joint interest receivable is comprised of amounts owed to the Company from joint interest owners for their proportionate share of expenses.  Generally, operators of natural gas and crude oil properties have the right to offset joint interest receivables with revenue payables.  Accordingly, any joint interest owner that has a joint interest receivable and joint interest revenue payable as of June 30, 2013 and December 31, 2012 and 2011 are shown at net in the accompanying consolidated balance sheets.

The Company performs ongoing credit evaluations of its customers’ and extends credit to virtually all of its customers. Credit losses to date have not been significant and have been within management’s expectations.  In the event of complete non-performance by the Company’s customers and joint interest owners, the maximum exposure to the Company is the outstanding trade and joint interest receivable balance at the date of non-performance. For the six months ended June 30, 2013 and 2012 (unaudited) and the year ended December 31, 2012, the Company had no bad debt expense. For the year ended December 31, 2011, the Company’s bad debt expense approximated $4,000.

Derivative Activities

The Company utilized oil and natural gas derivative contracts to mitigate it’s exposure to commodity price risk associated with its future oil and natural gas production. These derivative contracts have historically consisted of options, in the form of price floors or collars. The Company’s derivative financial instruments are recorded on the consolidated balance sheets as either an asset or a liability measured at fair value. The Company does not apply hedge accounting to its oil and natural gas derivative contracts and accordingly the changes in the fair value of these instruments are recognized in the statement of operations in the period of change.

The Company’s derivative instruments are issued to manage the price risk attributable to our expected natural gas and oil production. While there is risk that the financial benefit of rising natural gas and oil prices may not be captured, Company management believes the benefits of stable and predictable cash flow are more important. Among these benefits are more efficient utilization of existing personnel and planning for future staff additions, the flexibility to enter into long-term projects requiring substantial committed capital, smoother and more efficient execution of our ongoing development drilling and production enhancement programs, more consistent returns on invested capital and better access to bank and other capital markets. Every unsettled derivative instrument is recorded on the accompanying consolidated balance sheets as either an asset or a liability measured at its fair value. Changes in a derivative’s fair value are recognized in earnings unless specific hedge accounting criteria are met. Cash flows from natural gas and oil derivative contract settlements are reflected in operating activities in the accompanying consolidated statements of cash flows.

Realized and unrealized gains and losses on derivatives are accounted for using the mark-to-market accounting method. The Company recognizes all unrealized and realized gains and losses related to these contracts in each period in gain (loss) from derivative contracts in the accompanying consolidated statements of operations.

Oil and Gas Natural Gas Properties

The Company uses the successful efforts method of accounting for oil and natural gas producing activities, as further defined under ASC 932, Extractive Activities - Oil and Natural Gas. Under these provisions, costs to acquire mineral interests in oil and natural gas properties, to drill exploratory wells that find proved reserves, and to drill and equip development wells are capitalized.

Exploratory drilling costs are capitalized when incurred pending the determination of whether a well has found proved reserves. A determination of whether a well has found proved reserves is made shortly after drilling is completed. The determination is based on a process that relies on interpretations of available geologic, geophysic, and engineering data. If a well is determined to be successful, the capitalized drilling costs will be reclassified as part of the cost of the well. Capitalized costs of producing oil and natural gas interests are depleted on a unit-of-production basis.

If a well is determined to be unsuccessful, the capitalized drilling costs will be charged to expense in the period the determination is made. If a determination can not be made as to whether the reserves that have been found can be classified as proved, the cost of drilling the exploratory well is not carried as an asset for more than one year following completion of drilling. If, after that year has passed, a determination that proved reserves exist cannot be made, the well is assumed to be impaired and its costs are charged to expense. Its cost can, however, continue to be capitalized if a sufficient quantity of reserves is discovered in the well to justify its completion as a producing well and the entity is making sufficient progress assessing the reserves and the economic and operating viability of the project.

Additionally, the Company assesses the impairment of capitalized costs of its proved oil and natural gas properties and other equipment when circumstances indicate that the carrying value may not be recoverable. The Company determines if impairment has occurred through either adverse changes or as a result of their annual petroleum engineering review. When it is determined that the estimated future net cash flows of an asset will not be sufficient to recover its carrying amount, an impairment loss must be recorded to reduce the carrying amount to its estimated fair value. For the six months ended June 30, 2013 and 2012 (unaudited) and the years ended December 31, 2012 and 2011, the Company did not have an impairment charge.

Other Property and Equipment

Other property and equipment, which includes field equipment, vehicles, and office equipment, is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets. Vehicles and office equipment are generally depreciated over a useful life of five years and field equipment is generally depreciated over a useful life of twenty years.

Equity Investment

The Company previously held a 40% interest in ImPetro through the Roll-up Date. Prior to the Roll-up Date, the equity investment in ImPetro was carried at cost and was adjusted for the Company’s proportionate share of their undistributed earnings or losses through the Roll-up Date. On the Roll-up Date, the Company acquired the remaining 60% of ImPetro and has consolidated its results subsequent to the Roll-up Date. Additionally, the Company followed the provisions of ASC 805-10, Business Combinations, which requires the Company to record a gain or loss in the accompanying consolidated statement of operations for the year ended December 31, 2011 as a result of remeasuring its prior equity interest at fair-value in a business combination acquired in stages. As such, the Company recorded a gain of approximately $6,980,000 during the year ended December 31, 2011.

Goodwill

Goodwill was generated as part of the ImPetro acquisition during the year ended December 31, 2011 and represents the excess of the purchase price over the estimated fair value of the net assets acquired in the step acquisition of a business. Goodwill is not amortized; rather, it is tested for impairment annually and when events or changes in circumstances indicate that fair value of a reporting unit with goodwill has been reduced below carrying value. The impairment test requires allocating goodwill and other assets and liabilities to reporting units. However, the Company only has one reporting unit. To assess impairment, the Company has the option to qualitatively assess if it is more likely than not that the fair value of the reporting unit is less than the book value. Absent a qualitative assessment, or, through the qualitative assessment, if the Company determines it is more likely than not that the fair value of the reporting unit is less than the book value, a quantitative assessment is prepared to calculate the fair market value of the reporting unit. If it is determined that the fair value of the reporting unit is less than the book value, the recorded goodwill is impaired to its implied fair value with a charge to operating expenses.

Deferred Offering Costs

The Company complies with the requirements of the SEC Staff Accounting Bulletin (SAB) Topic 5A ‘‘Expenses of Offering’’. Deferred offering costs consist principally of accounting, legal and other fees incurred through the consolidated balance sheet dates that are related to the proposed initial public offering and that will be charged to stockholders’ equity upon the receipt of the offering proceeds or charged to expense if the offering is not completed. For the six months ended June 30, 2013 and 2012 and the year ended December 31, 2012, the Company incurred deferred offering costs of approximately $81,000 (unaudited), $155,000 (unaudited), and $294,000, respectively, relating to expenses connected with the offering. The deferred offering costs are included in other assets in the consolidated balance sheets. Additionally, these costs are reviewed periodically by management for indications of impairment. For the six months ended June 30, 2013 and 2012 (unaudited) and the year ended December 31, 2012, the Company did not have an impairment charge.

Asset Retirement Obligations

The Company follows the provisions of ASC 410-20, Asset Retirement Obligations. ASC 410-20 requires entities to record the fair value of obligations associated with the retirement of tangible long-lived assets in the period in which it is incurred. When the liability is initially recorded, the entity capitalizes a cost by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its present value each period, and the capitalized cost is depleted as part of the oil and natural gas property. Upon settlement of the liability, an entity either settles the obligation for its recorded amount or incurs a gain or loss upon settlement. The Company’s asset retirement obligations relate to the plugging, dismantlement, removal, site reclamation and similar activities of its oil and natural gas properties.

Asset retirement obligations are estimated at the present value of expected future net cash flows and are discounted using the Company’s credit adjusted risk free rate. The Company uses unobservable inputs in the estimation of asset retirement obligations that include, but are not limited to, costs of labor, costs of materials, profits on costs of labor and materials, the effect of inflation on estimated costs, and the discount rate. Accordingly, asset retirement obligations are considered a Level 3 measurement under ASC 820. Additionally, because of the subjectivity of assumptions and the relatively long lives of the Company’s wells, the costs to ultimately retire the Company’s wells may vary significantly from prior estimates.

Put Option Liability

On the Roll-up Date, the Company entered into the Exchange Agreement which contained a contingent put option provision which allows the Put Option Holders to sell their shares to the Company, at their discretion, if the Company failed to register its shares with the SEC within six months of the closing the Exchange Agreement. On December 13, 2011, the six month period expired and the put option liability was recorded as an $18,400,000 current liability. At December 31, 2011, the put option is presented as a current liability in the accompanying consolidated balance sheet. This contingent put option provision is removed upon the completion of a successful registration with the SEC. Additionally, when the Exchange Agreement was executed, the equity interest held by the Put Option Holders was $14,700,000 (1,470,000 common shares); however, the put option feature requires payment of $18,400,000 if exercised by the Put Option Holders, at a redemption value of $12.52 per share. This beneficial option feature has been recorded as a $3,700,000 put option expense within the accompanying consolidated statement of operations for the year ended December 31, 2011.

Effective July 20, 2012, the Put Option Holders agreed to waive the put option provision in exchange for an additional 707,336 common shares of Starboard.

Revenue Recognition and Natural Gas Imbalances

The Company utilizes the accrual method of accounting for natural gas and crude oil revenues, whereby revenues are recognized based on the Company’s net revenue interest in the wells. The Company will also enter into physical contract sale agreements through its normal operations.

Gas imbalances are accounted for using the sales method. Under this method, revenues are recognized based on actual volumes of oil and gas sold to purchasers. However, the Company has no history of significant gas imbalances.

Lease Operating Expenses

Lease operating expenses represent, pumpers’ salaries, saltwater disposal, ad valorem taxes, repairs and maintenance, expensed workovers and other operating expenses. Lease operating expenses are expensed as incurred.

Sales-Based Taxes

The Company incurs severance tax on the sale of its production which is generated in Texas and Oklahoma. These taxes are reported on a gross basis and are included in production taxes within the accompanying consolidated statements of operations. Sales-based taxes for the six months ended June 30, 2013 and 2012 and for the years ended December 31, 2012 and 2011 were approximately $153,000 (unaudited), $159,000 (unaudited), $279,000, and $206,000, respectively.

Income Taxes

The Company was a limited liability company until June 28, 2012. As such, income or loss of the Company prior to June 28, 2012, in general, was allocated to the members for inclusion in their income tax return. Accordingly, the Company has not provided for federal income taxes prior to June 28, 2012. The pro forma financial information at the bottom of consolidated statements of operations illustrates the Company’s pro forma income (loss), tax expense and net income (loss) per share by period had the Company been taxed as a C-corporation and the Company’s roll-up transaction occurred effective prior to the periods presented.

The Company complies with GAAP which requires an asset and liability approach to financial reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred income tax assets to the amount expected to be realized.

The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that reduces ending retained earnings. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of June 30, 2013 (unaudited), December 31, 2012 and 2011. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. The Company incurred filing related penalties of approximately $7,000 for the year ended December 31, 2012. No interest expense or penalties have been recognized as of June 30, 2013 and 2012 and for the six month period then ended (unaudited) and as of December 31, 2011 and for the year then ended.

The Company files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states and foreign jurisdictions. Generally, the Company is subject to income tax examinations by major taxing authorities since the commencement of operations.

The Company may be subject to potential examination by U.S. federal, U.S. states or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Stock-Based Compensation and Equity Incentive Plans

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation. The standard requires the measurement and recognition of compensation expense in the Company’s consolidated statements of operations for all share-based payment awards made to the Company’s employees, directors and consultants including employee stock options, non-vested equity stock and equity stock units, and employee stock purchase grants. Stock-based compensation expense is measured at the grant date, based on the estimated fair value of the award, reduced by an estimate of the annualized rate of expected forfeitures, and is recognized as an expense over the employees’ expected requisite service period, generally using the straight-line method. In addition, ASC 718 requires the benefits of tax deductions in excess of recognized compensation expense to be reported as a financing cash flow, rather than as an operating cash flow as prescribed under previous accounting rules.

The Company’s forfeiture rate represents the historical rate at which the Company’s stock-based awards were surrendered prior to vesting. ASC 718 requires forfeitures to be estimated at the time of grant and revised on a cumulative basis, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

During the six months ended June 30, 2013 and the year ended December 31, 2012, the Company incurred a stock based compensation expense of approximately $599,000 (unaudited) and $899,000, respectively and is included in the accompanying consolidated statement of operations in general and administrative expenses.

Net Loss Per Common Share

Basic net income (loss) per common share is computed by dividing the net income (loss) attributable to stockholders by the weighted average number of common shares outstanding during the period. Diluted net income per common share is calculated in the same manner, but also considers the impact to net income (loss) and common shares for the potential dilution from stock options, non-vested share appreciation rights and non-vested restricted shares. For the six month period ended June 30, 2013 and 2012 (unaudited) and for the year ended December 31, 2012, there were 349,650 potentially dilutive non-vested restricted shares. The potentially dilutive shares at June 30, 2013 and 2012 (unaudited) and December 31, 2012 are considered antidilutive and thus result in the basic net loss per common share equaling the diluted net loss per common share. For the year ended December 31, 2011, there were no potentially dilutive shares.

Additionally, net income (loss) per common share includes the shares held by the Put Option Holders (1,470,000 common shares) for the six month period ended June 30, 2012 (unaudited) and for the year ended December 31, 2011.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company’s estimates of oil and natural gas reserves are, by necessity, projections based on geologic and engineering data, and there are uncertainties inherent in the interpretation of such data as well as the projection of future rates of production and the timing of development expenditures. Reserve engineering is a subjective process of estimating underground accumulations of natural gas and oil that are difficult to measure. The accuracy of any reserve estimate is a function of the quality of available data, engineering and geological interpretation and judgment. Estimates of economically recoverable natural gas and oil reserves and future net cash flows necessarily depend upon a number of variable factors and assumptions, such as historical production from the area compared with production from other producing areas, the assumed effect of regulations by governmental agencies, and assumptions governing future natural gas and oil prices, future operating costs, severance taxes, development costs and workover costs, all of which may in fact vary considerably from actual results. The future drilling costs associated with reserves assigned to proved undeveloped locations may ultimately increase to the extent that these reserves are later determined to be uneconomic. For these reasons, estimates of the economically recoverable quantities of expected natural gas and oil attributable to any particular group of properties, classifications of such reserves based on risk of recovery, and estimates of the future net cash flows may vary substantially. Any significant variance in the assumptions could materially affect the estimated quantity of the reserves, which could affect the carrying value of the Company’s oil and natural gas properties and/or the rate of depletion related to the oil and natural gas properties.

Recent Accounting Pronouncements

The Company qualifies as an “emerging growth company” pursuant to the provisions of the JOBS Act. Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. However, the Company has chosen to “opt out” of this extended transition period, and as a result, the Company will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-“emerging growth companies”. The Company’s decision to opt out of the extended transition period is irrevocable.

3. FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Measurements Tables
Schedule of fair value measurements

	Level 1	Level 2	Level 3	Balance as of June 30 , 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Liabilities (at fair value):

Asset retirement obligations	$	$	$2,325,220	$2,325,220
Derivative liabilities (oil collar)		56,548		56,548

Total liabilities (at fair value)	$	$56,548	$2,325,220	$2,381,768

	Level 1	Level 2		Level 3	Balance as of December 31, 2012
Liabilities (at fair value):

Asset retirement obligations	$	$		$2,271,999	$2,271,999
Derivative liabilities (oil collar)			159,369		159,369

Total liabilities (at fair value)	$		$159,369	$2,271,999	$2,431,368

	Level 1	Level 2	Level 3	Balance as of December 31, 2011
Liabilities (at fair value):

Asset retirement obligations	$	$	$2,331,865	$2,331,865

4. ACQUISITION OF IMPETRO RESOURCES LLC (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Fair value of assets acquired and liabilities assumed
Fair value of assets acquired and liabilities assumed
Cash	$856,433
Trade receivable	326,361
Joint interest receivable	167,120
Prepaid expenses	76,455
Proved oil and natural gas properties	50,836,948
Field equipment, vehicles, and office equipment	132,659
Other	368,738
Goodwill	959,681
Accounts payable and accrued liabilities	(692,298)
Joint interest revenue payable	(765,750)
Notes payable	(41,735)
Asset retirement obligations	(2,399,568)
Total fair value of assets acquired and liabilities assumed, net	$49,825,044

Consideration transferred and fair value adjustment
Fair value of common stock issued (4)	$35,700,000
Cash payment to ImPetro members	1,150,000
Carrying value of ImPetro equity interest, note receivable, and related interest (5)	5,995,171
Fair value adjustment in a business combination acquired in stages (6)	6,979,873
Total consideration transferred and fair value adjustment	$49,825,044

Pro forma revenues and net income (loss)
	Year Ended December 31, 2011
	As Reported	ImPetro	Pro Forma Adjustment			Total

Total revenues	$4,898,438	$1,983,065	$			$6,881,503
Total expenses	4,929,172	2,071,253				7,000,425
Other income (expense)	3,412,882	(1,392,021)		(2,247,050)	(7)	(226,189)
Net income (loss)	3,382,148	(1,480,209)		(2,247,050)		(345,111)

Basic and diluted loss per common share						(0.03)

5. ROLL- UP TRANSACTION (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Pro forma revenue and net income
	Year Ended December 31, 2011
	As Reported	ImPetro	Pro Forma Adjustment			Total

Total revenues	$4,898,438	$1,983,065	$			$6,881,503
Total expenses	4,929,172	2,071,253		(248,384)	(8)	6,752,041
Other income (expense)	3,412,882	(1,392,021)		(2,247,050)	(9)	(226,189)
Net income (loss)	3,382,148	(1,480,209)		(1,998,666)		(96,727)

Basic and diluted loss per common share						(0.01)

6. OIL AND NATURAL GAS PROPERTIES AND OTHER EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2013
Oil And Natural Gas Properties And Other Equipment Tables
Schedule of oil and gas properties
	June 30,	December 31,
	2013	2012	2011
Oil and natural gas properties	(unaudited)

Proved-developed producing properties	$65,972,788	$60,972,994	$53,430,437
Proved-developed non producing properties	1,316,064	1,060,181	1,045,532
Proved-undeveloped properties	8,344,572	7,720,179	5,868,704
Unproved properties	3,385,144	1,529,913	508,352
Less: Accumulated depletion	(9,245,913)	(6,729,395)	(2,298,501)
Total oil and natural gas properties, net of accumulated depletion	$69,772,655	$64,553,872	$58,554,524

Summary of other equipment
	June 30,	December 31,
	2013	2012	2011
Other equipment	(unaudited)

Field equipment	$7,031	$7,031	$7,031
Vehicles	179,179	179,179	113,938
Office equipment	41,429	41,387	32,494
Less: Accumulated depreciation	(67,483)	(43,075)	(20,317)
Total other equipment, net of accumulated deprecation	$160,156	$184,522	$133,146

9. ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2013
Asset Retirement Obligations Tables
Schedule of Asset Retirement Obligations
	Six Month Period Ended June 30,	Year Ended December 31,
	2013	2012	2011
	(unaudited)

Asset retirement obligations, beginning of period	$2,271,999	$2,331,865	$86,277
Additions to asset retirement obligation	21,615	44,305	2,432,961
Liabilities settled during the period	(47,807)	(100,704)	(201,206)
Accretion of discount	79,413	273,564	13,833
Revision of estimate		(277,031)
Asset retirement obligations, end of period	$2,325,220	$2,271,999	$2,331,865

11. NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2013
Notes Payable Tables
Future required principal payments
Year ending December 31,
2013	$18,000
2014	19,000
2015	3,940,000
2016	20,000
2017	21,000
Thereafter	8,000
Total future principal payments	$4,026,000

13. DERIVATIVE CONTRACTS, AT FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Contracts At Fair Value Tables
Primary underlying risk
Commodity price	Volume (Bbl)	Floor	Ceiling
Collars
Crude oil
Jan – Dec 2013	37,320	$73.00	$99.00
Jan – July 2014	14,280	$73.00	$99.00

Impact of Derivatives on the Consolidated Balance Sheets and Consolidated Statement of Operations

	Six Months Ended June 30, 2013
	(unaudited)
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Collars (crude oil)	$	$56,548	$102,821	$

	Year Ended December 31, 2012
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Collars (crude oil)	$	$159,369	$(159,369)	$

	Year Ended December 31, 2011
	Derivative Assets	Derivative Liabilities	Unrealized Gain (Loss)	Realized Gain (Loss)
Primary underlying risk Commodity price
Put options	$	$	$	$(57,053)

15. INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Current and deferred tax provision
	June 30, 2013	December 31, 2012
Current taxes:	(unaudited)
Federal	$	$
State			66,117
			66,117
Deferred taxes:
Federal	(205,339)		14,818,045
State	16,038		454,463
	(189,301)		15,272,508
Total current and deferred taxes	$(189,301)		$15,338,625

Effective Income Tax Rate Reconciliation
	June 30, 2013	December 31, 2012
	(unaudited)

Income tax provision calculated using the federal statutory income tax rate (10)	$(326,186)	$(760,086)
State income taxes, net of federal income taxes (10)	(57,562)	(122,772)
Additional expense due to LLC to C-Corporation conversion (11)		15,496,018
Permanent differences and other	194,447	725,465
Total income tax expense (benefit)	$(189,301)	$15,338,625

Deferred tax assets and liabilities
	June 30, 2013	December 31, 2012
	(unaudited)
Deferred tax assets
Federal and state net operating loss carryforwards	$3,518,981	$1,608,834
Derivatives	20,257	57,186
Stock-based compensation	774,793	322,622
Asset retirement obligations	536,805	757,072
Total deferred tax assets	4,851,907	2,745,714

Deferred tax liabilities:
Oil and natural gas properties and other equipment	(19,590,901)	(17,673,862)
Goodwill	(343,784)	(344,360)
Total deferred tax liabilities	(19,934,685)	(18,018,222)
Total net deferred tax liability	$(15,082,778)	$(15,272,508)

Net operating losses
	Amount	Expiration
Net operating losses:
Federal	$10,624,044	Dec. 2032 to 2033
State	1,643,052	Dec. 2032 to 2033

At December 31, 2012, the Company has net operating losses as follows:

	Amount	Expiration
Net operating losses:
Federal	$4,857,181	December 2032
State

17. COMMITMENT AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases
Year ending December 31,
2013	$126,000
2014	101,000
2015	51,000
Total future minimum rental payments	$278,000

Future minimum employment contract payments
Year ending December 31,
2013	$453,000
2014	453,000
2015	113,000
Total future minimum employment contract payments	$1,019,000

3. FAIR VALUE MEASUREMENTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset retirement obligations	$ 2,325,220	$ 2,271,999	$ 2,331,865	$ 86,277
Derivative liabilities (oil collar)	56,548	159,369
Total liabilities (at fair value)	2,381,768	2,431,368
Level 2
Derivative liabilities (oil collar)	56,548	159,369
Total liabilities (at fair value)	56,548	159,369
Level 3
Asset retirement obligations	2,325,220	2,271,999	2,331,865
Total liabilities (at fair value)	$ 2,325,220	$ 2,271,999

6. OIL AND NATURAL GAS PROPERTIES AND OTHER EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Oil and natural gas properties
Proved-developed producing properties	$ 65,972,788	$ 60,972,994	$ 53,430,437
Proved-developed non producing properties	1,316,064	1,060,181	1,045,532
Proved-undeveloped properties	8,344,572	7,720,179	5,868,704
Unproved properties	3,385,144	1,529,913	508,352
Less: Accumulated depletion	(9,245,913)	(6,729,395)	(2,298,501)
Total oil and natural gas properties, net of accumulated depletion	$ 69,772,655	$ 64,553,872	$ 58,554,524

6. OIL AND NATURAL GAS PROPERTIES AND OTHER EQUIPMENT (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Oil And Natural Gas Properties And Other Equipment Tables
Field equipment	$ 7,031	$ 7,031	$ 7,031
Vehicles	179,179	179,179	113,938
Office equipment	41,429	41,387	32,494
Less: Accumulated depreciation	(67,483)	(43,075)	(20,317)
Total other equipment, net of accumulated deprecation	$ 160,156	$ 184,522	$ 133,146

9. ASSET RETIREMENT OBLIGATIONS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations Details
Asset retirement obligations, beginning of period	$ 2,271,999	$ 2,331,865	$ 86,277
Additions to asset retirement obligation	21,615	44,305	2,432,961
Liabilities settled during the period	(47,807)	(100,704)	(201,206)
Accretion of discount	79,413	273,564	13,833
Revision of estimate	0	(277,031)	0
Asset retirement obligations, end of period	$ 2,325,220	$ 2,271,999	$ 2,331,865

10. GOING PUBLIC DELAY FEE (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Going Public Delay Fee Details Narrative
Penalty for going public delay	$ 364,000	$ 364,000	$ 729,000	$ 101,000

11. NOTES PAYABLE (Details) (USD $)	Dec. 31, 2012
Notes Payable Tables
2013	$ 18,000
2014	19,000
2015	3,940,000
2016	20,000
2017	21,000
Thereafter	8,000
Total future principal payments	$ 4,026,000

15. INCOME TAXES (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current taxes:
Federal
State	0		66,117
Current Income Tax Expense (Benefit)	0	0	66,117	0
Deferred taxes:
Federal	(205,339)		14,818,045
State	16,038		454,463
Deferred Income Tax Expense (Benefit)	(189,301)	15,428,873	15,272,508	0
Total current and deferred taxes	$ (189,301)	$ 15,428,873	$ 15,338,625	$ 0

15. INCOME TAXES (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax provision calculated using the federal statutory income tax rate (10)	$ (326,186)		$ (760,086)
State income taxes, net of federal income taxes (10)	(57,562)		(122,772)
Additional expense due to LLC to C-Corporation conversion (11)			15,496,018
Permanent differences and other	194,447		725,465
Total income tax expense (benefit)	$ (189,301)	$ 15,428,873	$ 15,338,625	$ 0

15. INCOME TAXES (Details 2) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Deferred tax assets
Federal and state net operating loss carryforwards	$ 3,518,981	$ 1,608,834
Derivatives	20,257	57,186
Stock-based compensation	774,793	322,622
Asset retirement obligations	536,805	757,072
Total deferred tax assets	4,851,907	2,745,714
Deferred tax liabilities:
Oil and natural gas properties and other equipment	(19,590,901)	(17,673,862)
Goodwill	(343,784)	(344,360)
Total deferred tax liabilities	(19,934,685)	(18,018,222)
Total net deferred tax liability	$ (15,082,778)	$ (15,272,508)

15. INCOME TAXES (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal net operating losses	$ 10,624,044	$ 4,857,181
Statel net operating losses	$ 1,643,052
Net operating losses, Expiration	Dec. 2032 to 2033	December 2032

17. COMMITMENT AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 126,000
2014	101,000
2015	51,000
Total future minimum rental payments	$ 278,000

17. COMMITMENT AND CONTINGENCIES (Details 1) (USD $)	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 453,000
2014	453,000
2015	113,000
Total future minimum employment contract payments	$ 1,019,000